Fair Value Estimation - Summary of Changes in Financial Instruments of Short-term and Long-term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure of fair value measurement of assets [abstract]
Opening balance	¥ 576,994
Additions	214,596	$ 29,699	¥ 481,029
Settlements (including coupon interest received)	(453,967)		(452)
Accrued interest	1,758		561
Discount Accreted	7,240		527
Change in fair value debited to other comprehensive (loss) / income	1,533		(1,311)
Exchange difference	12,825
Closing Balance	¥ 360,979		¥ 480,354